EMPLOYEES CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2021
EMPLOYEES CONTRIBUTION PLAN [Abstract]
EMPLOYEES CONTRIBUTION PLAN
NOTE 14:-	EMPLOYEES CONTRIBUTION PLAN

a.
Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The employees of the Israeli subsidiary elected to be included under section 14 of the Severance Pay Law, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 release the Company from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees; therefore, related assets and liabilities are not presented in the balance sheet. For the years ended December 31, 2021, 2020 and 2019, the Company recorded $5,709, $4,744 and $4,322, respectively, in severance expenses related to these employees.

b.
The Company offers a 401(k) Savings plan in the U.S. that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). Under the 401(k) Plan, participating employees can contribute up to 100% of their eligible compensation, subject to certain limitations. The 401(k) Plan provides for a discretionary employer matching contribution. The Company matches 50% of participating employee contributions to the plan up to 6% of the employee’s eligible compensation. For the years ended December 31, 2021, 2020 and 2019, the Company recorded $1,169, $1,143 and $881, respectively, of expenses related to the 401(k) plan.